Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents (note 4)	$ 7,757	$ 8,827
Accounts receivable, net (note 5)	973	2,008
Inventories, net (note 6)	2,238	2,000
Prepaid expenses and other current assets (note 7)	513	388
Total current assets	11,481	13,223
Goodwill, net
Property, plant and equipment, net (note 8)	833	878
Operating lease right-of-use assets (note 11)	2,795	3,710
Long-term deposits	282	263
Long-term loan receivable	95	95
Investments in equity method investees (note 9)
TOTAL ASSETS	15,486	18,169
Current liabilities:
Accounts payable	653	997
Operating lease liabilities, current (note 11)	821	782
Accrued expenses and other current liabilities (note 10)	2,347	2,294
Income tax payable	58	564
Dividend payable	85	351
Total current liabilities	3,964	4,988
Operating lease liabilities, non-current (note 11)	1,142	2,034
Deferred income taxes (note 3)	607	229
Total liabilities	5,713	7,251
Commitments and contingencies (note 12)
Shareholders’ equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2020 and 2021)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,971,825 shares as of March 31, 2020 and 4,026,825 shares as of March 31, 2021 issued and outstanding)	40	40
Additional paid-in capital	11,709	11,537
Accumulated deficit	(2,041)	(865)
Accumulated other comprehensive income (loss)	48	196
Total Highway Holdings shareholder’s equity	9,756	10,908
Non-controlling interests	17	10
Total Equity	9,773	10,918
TOTAL LIABILITIES AND EQUITY	$ 15,486	$ 18,169